Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Detail) - CAD ($) $ in Millions		3 Months Ended				6 Months Ended
		Apr. 30, 2025		Apr. 30, 2024		Apr. 30, 2025		Apr. 30, 2024		Jan. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						$ 6,723		$ 6,611
Provision for credit losses						2,578	[1]	1,976	[2]
Net write-offs						(1,885)		(1,693)
Other, including foreign currency adjustment						(156)		(140)
Provision for credit losses
Balance at end of year		$ 7,260		$ 6,754		7,260		6,754
Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						6,536	[3]	6,372
Provision for credit losses
Balance at end of year		7,084	[4]	6,507	[5]	7,084	[4]	6,507	[5]
Allowance for credit losses on acceptances [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[6]					1		90
Provision for credit losses
Balance at end of year	[6]	1		89		1		89
Allowance for credit losses on off balance sheet exposures [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[7]					186		149
Provision for credit losses
Balance at end of year	[7]	175		158		175		158
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,280		1,115		1,208		1,084
Provision for credit losses						205	[1]	144	[2]
Net write-offs						(40)		(44)
Other, including foreign currency adjustment						5		4
Provision for credit losses
Remeasurement	[8]	137		79		204		138
Newly originated or purchased financial assets		13		9		25		20
Derecognition of financial assets and maturities		(9)		(7)		(17)		(14)
Changes in models and methodologies						(7)
Gross write-offs		(28)		(31)		(52)		(54)
Recoveries		4		5		12		10
Foreign exchange and other movements		(19)		18		5		4
Balance at end of year		1,378		1,188		1,378		1,188
Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						1,208
Provision for credit losses
Balance at end of year		1,378		1,188		1,378		1,188
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,426		2,302		2,319		2,414
Provision for credit losses						1,080	[1]	910	[2]
Net write-offs						(930)		(912)
Other, including foreign currency adjustment						(90)		(72)
Provision for credit losses
Remeasurement	[8]	522		473		1,029		860
Newly originated or purchased financial assets		93		97		194		190
Derecognition of financial assets and maturities		(55)		(71)		(119)		(140)
Changes in models and methodologies		(28)				(24)
Gross write-offs		(517)		(552)		(1,075)		(1,040)
Recoveries		72		67		145		128
Foreign exchange and other movements		(134)		24		(90)		(72)
Balance at end of year		2,379		2,340		2,379		2,340
Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						2,319
Provision for credit losses
Balance at end of year		2,379		2,340		2,379		2,340
Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,185		1,232		1,160		1,237
Provision for credit losses						722	[1]	562	[2]
Net write-offs						(647)		(553)
Other, including foreign currency adjustment								(7)
Provision for credit losses
Remeasurement	[8]	390		261		716		540
Newly originated or purchased financial assets		26		40		58		80
Derecognition of financial assets and maturities		(19)		(29)		(43)		(58)
Changes in models and methodologies		0				(9)
Gross write-offs		(365)		(327)		(738)		(643)
Recoveries		49		47		91		90
Foreign exchange and other movements		(31)		15				(7)
Balance at end of year		1,235		1,239		1,235		1,239
Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						1,160
Provision for credit losses
Balance at end of year		1,235		1,239		1,235		1,239
Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		4,891		4,649		4,687		4,735
Provision for credit losses
Remeasurement	[8]	1,049		813		1,949		1,538
Newly originated or purchased financial assets		132		146		277		290
Derecognition of financial assets and maturities		(83)		(107)		(179)		(212)
Changes in models and methodologies		(28)				(40)
Gross write-offs		(910)		(910)		(1,865)		(1,737)
Recoveries		125		119		248		228
Foreign exchange and other movements		(184)		57		(85)		(75)
Balance at end of year		4,992		4,767		4,992		4,767
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						2,036		1,876
Provision for credit losses						571	[1]	360	[2]
Net write-offs						(268)		(184)
Other, including foreign currency adjustment						(71)		(65)
Provision for credit losses
Remeasurement	[8]	343		169		578		383
Newly originated or purchased financial assets		317		214		675		426
Derecognition of financial assets and maturities		(333)		(216)		(683)		(448)
Gross write-offs		(163)		(108)		(303)		(220)
Recoveries		17		10		35		36
Foreign exchange and other movements		(87)		(6)		(70)		(65)
Balance at end of period including off-balance sheet exposures		2,267		1,898		2,267		1,898		$ 2,267
Less: Allowance for credit losses on off-balance sheet exposures	[7]	(175)		(158)		(175)		(158)		(175)
Balance at end of year		2,268		1,987		2,268		1,987
Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,173		1,835		2,035		1,786
Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of year	[7]	2,092		1,740		2,092		1,740
Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						1,849
Provision for credit losses
Balance at end of year		2,092		1,740		2,092		1,740
Stage 1 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[3]					1,583
Provision for credit losses
Balance at end of year		1,671	[4]	1,792	[5]	1,671	[4]	1,792	[5]
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		160		246		165		265
Provision for credit losses
Remeasurement	[8]	(41)		(43)		(99)		(108)
Newly originated or purchased financial assets		13		9		25		20
Derecognition of financial assets and maturities		(2)		(2)		(4)		(4)
Changes in models and methodologies						(2)
Transfer to (from)stage 1		63		55		116		105
Transfer to (from)stage 2		(13)		(10)		(23)		(21)
Foreign exchange and other movements		(2)		4				2
Balance at end of year		178		259		178		259
Stage 1 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						165
Provision for credit losses
Balance at end of year		178		259		178		259
Stage 1 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		554		629		544		647
Provision for credit losses
Remeasurement	[8]	(166)		(185)		(328)		(371)
Newly originated or purchased financial assets		93		97		194		190
Derecognition of financial assets and maturities		(20)		(24)		(43)		(47)
Changes in models and methodologies		7
Transfer to (from)stage 1		161		168		311		340
Transfer to (from)stage 2		(48)		(60)		(106)		(118)
Transfer to (from)stage 3		(2)		(4)		(4)		(7)
Foreign exchange and other movements		(45)		5		(34)		(8)
Balance at end of year		534		626		534		626
Stage 1 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						544
Provision for credit losses
Balance at end of year		534		626		534		626
Stage 1 [member] | Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		295		381		288		414
Provision for credit losses
Remeasurement	[8]	(70)		(99)		(151)		(198)
Newly originated or purchased financial assets		26		40		58		80
Derecognition of financial assets and maturities		(10)		(13)		(23)		(26)
Changes in models and methodologies						(2)
Transfer to (from)stage 1		95		85		183		163
Transfer to (from)stage 2		(30)		(40)		(57)		(74)
Foreign exchange and other movements		(14)		3		(4)		(2)
Balance at end of year		292		357		292		357
Stage 1 [member] | Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						288
Provision for credit losses
Balance at end of year		292		357		292		357
Stage 1 [member] | Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,009		1,256		997		1,326
Provision for credit losses
Remeasurement	[8]	(277)		(327)		(578)		(677)
Newly originated or purchased financial assets		132		146		277		290
Derecognition of financial assets and maturities		(32)		(39)		(70)		(77)
Changes in models and methodologies		7				(4)
Transfer to (from)stage 1		319		308		610		608
Transfer to (from)stage 2		(91)		(110)		(186)		(213)
Transfer to (from)stage 3		(2)		(4)		(4)		(7)
Foreign exchange and other movements		(61)		12		(38)		(8)
Balance at end of year		1,004		1,242		1,004		1,242
Stage 1 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[8]	9		(9)		(2)		(49)
Newly originated or purchased financial assets		317		214		675		426
Derecognition of financial assets and maturities		(296)		(186)		(611)		(382)
Transfer to (from)stage 1		38		33		63		77
Transfer to (from)stage 2		(16)		(21)		(38)		(52)
Transfer to (from)stage 3		(1)				(2)
Foreign exchange and other movements		(21)		8		(4)		(2)
Balance at end of period including off-balance sheet exposures		820		653		820		653		820
Less: Allowance for credit losses on off-balance sheet exposures	[7]	(153)		(103)		(153)		(103)		(153)
Stage 1 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		790		614		739		635
Stage 1 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of year	[7]	667		550		667		550
Stage 1 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						586
Provision for credit losses
Balance at end of year		667		550		667		550
Stage 2 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[3]					2,899
Provision for credit losses
Balance at end of year		3,212	[4]	2,715	[5]	3,212	[4]	2,715	[5]
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		409		336		398		321
Provision for credit losses
Remeasurement	[8]	66		30		102		66
Derecognition of financial assets and maturities		(7)		(5)		(13)		(10)
Changes in models and methodologies						(14)
Transfer to (from)stage 1		(49)		(43)		(92)		(80)
Transfer to (from)stage 2		65		48		120		97
Transfer to (from)stage 3		(24)		(21)		(49)		(42)
Foreign exchange and other movements		(8)		4				(3)
Balance at end of year		452		349		452		349
Stage 2 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						398
Provision for credit losses
Balance at end of year		452		349		452		349
Stage 2 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,225		1,050		1,154		1,103
Provision for credit losses
Remeasurement	[8]	317		254		596		475
Derecognition of financial assets and maturities		(35)		(47)		(76)		(93)
Changes in models and methodologies		(32)				(29)
Transfer to (from)stage 1		(157)		(165)		(303)		(334)
Transfer to (from)stage 2		77		87		162		169
Transfer to (from)stage 3		(122)		(127)		(246)		(253)
Foreign exchange and other movements		(45)		6		(30)		(9)
Balance at end of year		1,228		1,058		1,228		1,058
Stage 2 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						1,154
Provision for credit losses
Balance at end of year		1,228		1,058		1,228		1,058
Stage 2 [member] | Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		890		851		872		823
Provision for credit losses
Remeasurement	[8]	235		161		403		342
Derecognition of financial assets and maturities		(9)		(16)		(20)		(32)
Changes in models and methodologies						(7)
Transfer to (from)stage 1		(95)		(85)		(183)		(163)
Transfer to (from)stage 2		30		40		57		74
Transfer to (from)stage 3		(94)		(79)		(182)		(149)
Foreign exchange and other movements		(14)		10		3		(13)
Balance at end of year		943		882		943		882
Stage 2 [member] | Credit cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						872
Provision for credit losses
Balance at end of year		943		882		943		882
Stage 2 [member] | Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		2,524		2,237		2,424		2,247
Provision for credit losses
Remeasurement	[8]	618		445		1,101		883
Derecognition of financial assets and maturities		(51)		(68)		(109)		(135)
Changes in models and methodologies		(32)				(50)
Transfer to (from)stage 1		(301)		(293)		(578)		(577)
Transfer to (from)stage 2		172		175		339		340
Transfer to (from)stage 3		(240)		(227)		(477)		(444)
Foreign exchange and other movements		(67)		20		(27)		(25)
Balance at end of year		2,623		2,289		2,623		2,289
Stage 2 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[8]	123		50		190		142
Derecognition of financial assets and maturities		(26)		(28)		(53)		(62)
Transfer to (from)stage 1		(38)		(33)		(63)		(77)
Transfer to (from)stage 2		18		22		41		54
Transfer to (from)stage 3		(5)		(4)		(10)		(8)
Foreign exchange and other movements		(12)		1		(2)		(5)
Balance at end of period including off-balance sheet exposures		611		447		611		447		611
Less: Allowance for credit losses on off-balance sheet exposures	[7]	(22)		(21)		(22)		(21)		(22)
Stage 2 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		551		439		508		403
Stage 2 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of year	[7]	589		426		589		426
Stage 2 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						475
Provision for credit losses
Balance at end of year		589		426		589		426
Stage 3 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	[3]					2,054
Provision for credit losses
Balance at end of year		2,201	[4]	2,000	[5]	2,201	[4]	2,000	[5]
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		711		533		645		498
Provision for credit losses
Remeasurement	[8]	112		92		201		180
Changes in models and methodologies						9
Transfer to (from)stage 1		(14)		(12)		(24)		(25)
Transfer to (from)stage 2		(52)		(38)		(97)		(76)
Transfer to (from)stage 3		24		21		49		42
Gross write-offs		(28)		(31)		(52)		(54)
Recoveries		4		5		12		10
Foreign exchange and other movements		(9)		10		5		5
Balance at end of year		748		580		748		580
Stage 3 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						645
Provision for credit losses
Balance at end of year		748		580		748		580
Stage 3 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		647		623		621		664
Provision for credit losses
Remeasurement	[8]	371		404		761		756
Changes in models and methodologies		(3)				5
Transfer to (from)stage 1		(4)		(3)		(8)		(6)
Transfer to (from)stage 2		(29)		(27)		(56)		(51)
Transfer to (from)stage 3		124		131		250		260
Gross write-offs		(517)		(552)		(1,075)		(1,040)
Recoveries		72		67		145		128
Foreign exchange and other movements		(44)		13		(26)		(55)
Balance at end of year		617		656		617		656
Stage 3 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						621
Provision for credit losses
Balance at end of year		617		656		617		656
Stage 3 [member] | Credit cards [member]
Provision for credit losses
Remeasurement	[8]	225		199		464		396
Transfer to (from)stage 3		94		79		182		149
Gross write-offs		(365)		(327)		(738)		(643)
Recoveries		49		47		91		90
Foreign exchange and other movements		(3)		2		1		8
Stage 3 [member] | Total retail loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		1,358		1,156		1,266		1,162
Provision for credit losses
Remeasurement	[8]	708		695		1,426		1,332
Changes in models and methodologies		(3)				14
Transfer to (from)stage 1		(18)		(15)		(32)		(31)
Transfer to (from)stage 2		(81)		(65)		(153)		(127)
Transfer to (from)stage 3		242		231		481		451
Gross write-offs		(910)		(910)		(1,865)		(1,737)
Recoveries		125		119		248		228
Foreign exchange and other movements		(56)		25		(20)		(42)
Balance at end of year		1,365		1,236		1,365		1,236
Stage 3 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[8]	211		128		390		290
Derecognition of financial assets and maturities		(11)		(2)		(19)		(4)
Transfer to (from)stage 2		(2)		(1)		(3)		(2)
Transfer to (from)stage 3		6		4		12		8
Gross write-offs		(163)		(108)		(303)		(220)
Recoveries		17		10		35		36
Foreign exchange and other movements		(54)		(15)		(64)		(58)
Balance at end of period including off-balance sheet exposures		836		798		836		798		$ 836
Less: Allowance for credit losses on off-balance sheet exposures	[7]			(34)				(34)
Stage 3 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year		832		782		788		748
Stage 3 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of year	[7]	836		764		836		764
Stage 3 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year						788
Provision for credit losses
Balance at end of year		$ 836		$ 764		$ 836		$ 764

[1]	Excludes amounts associated with other assets and reversal of impairment losses of $(18). The provision for credit losses, net of these amounts, is $2,560.
[2]	Excludes amounts associated with other assets and reversal of impairment losses of $(7). The provision for credit losses, net of these amounts, is $1,969.
[3]	Excludes allowance for credit losses of $200 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[4]	Excludes allowance for credit losses of $192 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[5]	Excludes allowance for credit losses of $261 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[6]	Allowance for credit losses on acceptances is recorded against the financial asset in the Consolidated Statement of Financial Position.
[7]	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.
[8]	Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.